SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Receivables [Abstract]
Beginning balance	$ 23,982	$ 128,106
Additions		755,472
Write-off		(856,383)
Foreign currency translation adjustments	2,290	(3,213)
Ending balance	$ 26,272	$ 23,982